                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended March 31, 1997
                                              --------------


Check here if Amendment [X]            Amendment Number :    2
                                                         ---------
 This Amendment (Check only one): [X]    is a restatement
                                  [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          --------------------
Address:  1 Lafayette Place
          --------------------
          Greenwich, CT 06830
          --------------------

Form 13F File Number: 28-2610
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          ---------------------------------
Title:    Vice President of General Partner
          ---------------------------------
Phone:    (203) 861-4600
          ---------------------------------

Signature, Place, and Date of Signing:

          /s/ E.J. BIRD                        Greenwich, CT      May 14, 1999
          ---------------------------------    -------------      ------------
                    (Signature)                (City, State)         (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page


Report Summary:


Number of Other Included Manager:                        NONE
Form 13F Information Table Entry Total:                     37
Form 13F Information Table Value Total:               $551,563
                                                       -------
                                                     (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F Information Table


Page 1 of 1

         Column 1:                  Column 2:    Column 3:     Column 4:               Column 5:             Column 6     Column 7:
                                                                             ----------------------------
                                                                                                           -----------------------
                                       Title of      CUSIP    Fair Market    Shares or                        Investment     Other
      Name of Issuer                     Class      Number       Value       Principal    SH/PRN  Put/Call    Discretion    Managers
                                                               (x $1,000)     Amount
-----------------------------------------------------------------------------------------------------------------------------------
Bandag Inc.                             Common    059815-10-0        366            7,256      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Bandag Inc.                             Common    059815-10-0     10,879          215,969      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Chrysler Corp.                          Common    171196-10-8      1,622           54,066      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Chrysler Corp.                          Common    171196-10-8     31,378        1,045,934      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Citicorp *                              Common    173034-10-9        303            2,797      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Citicorp *                              Common    173034-10-9    170,171        1,572,022      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical  Co.                       Common    260543-10-3      2,851           35,635      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical  Co.                       Common    260543-10-3     83,977        1,049,713      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Conrail Inc.                            Common    208368-10-0        367            3,254      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Conrail Inc.                            Common    208368-10-0     10,908           96,746      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp.                      Common    370442-10-5        562           10,057      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp.                      Common    370442-10-5     16,713          298,943      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Ipalco Enterprises Inc. **              Common    462613-10-0         34            1,104      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Ipalco Enterprises Inc. **              Common    462613-10-0        996           32,800      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Harrah's Entmt Inc.                     Common    413619-10-7        126            7,355      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Harrah's Entmt Inc.                     Common    413619-10-7      3,760          219,545      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Office Depot Inc.                       Common    676220-10-6      1,089           53,463      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Office Depot Inc.                       Common    676220-10-6     35,217        1,728,437      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Lone Star Inds. Inc.                    Common    542290-40-8         17              431      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Lone Star Inds. Inc.                    Common    542290-40-8        506           13,069      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. Amer. Hldgs            Common    50540R-10-2        887          253,351      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. Amer. Hldgs            Common    50540R-10-2      2,679          765,557      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp. ***                      Common    581556-10-7      2,218           34,659      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp. ***                      Common    581556-10-7    122,738        1,917,782      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Portland General Corp.                  Common    736506-10-6         52            1,482      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Portland General Corp.                  Common    736506-10-6      1,587           45,518      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Staples Inc.                            Options   855030-95-2         80               85      SH       Puts     DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Staples Inc.                            Options   855030-95-2      2,358            2,515      SH       Puts      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Southdown Inc.                          Common    841297-10-4         96            2,810      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Southdown Inc.                          Common    841297-10-4      2,829           82,590      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Toy Biz Inc.                            Common    892261-10-8         36            3,774      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Toy Biz Inc.                            Common    892261-10-8      1,068          112,426      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
UST Inc.                                Common    902911-10-6      1,600           57,390      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
UST Inc.                                Common    902911-10-6     47,181        1,692,610      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
Walters Industries Inc.                 Common    93317Q-10-5     10,322          778,980      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co ****                   Common    949740-10-4      6,646           23,392      SH                DEFINED
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co ****                   Common    949740-10-4    265,244          933,545      SH                 SOLE
-----------------------------------------------------------------------------------------------------------------------------------
* Short position in this security                               (161,171)      (1,488,869)
-----------------------------------------------------------------------------------------------------------------------------------
** Short position in this security                                  (152)          (5,000)
-----------------------------------------------------------------------------------------------------------------------------------
*** Short position in this security                              (57,358)        (896,213)
-----------------------------------------------------------------------------------------------------------------------------------
**** Short position in this security                             (69,219)        (243,623)
-----------------------------------------------------------------------------------------------------------------------------------

(Confidential portion has been omitted and filed separately.)
-----------------------------------------------------------------------------------------------------------------------------------

Grand Total                                                      551,563
-----------------------------------------------------------------------------------------------------------------------------------

            Column 1:                              Column 8:
                                                Voting Authority
                                      -----------------------------------
                                         (a) Sole   (b) Shared   (c) None
         Name of Issuer
-------------------------------------------------------------------------
Bandag Inc.                                7,256
-------------------------------------------------------------------------
Bandag Inc.                              215,969
-------------------------------------------------------------------------
Chrysler Corp.                            54,066
-------------------------------------------------------------------------
Chrysler Corp.                         1,045,934
-------------------------------------------------------------------------
Citicorp *                                 2,797
-------------------------------------------------------------------------
Citicorp *                             1,572,022
-------------------------------------------------------------------------
Dow Chemical  Co.                         35,635
-------------------------------------------------------------------------
Dow Chemical  Co.                      1,049,713
-------------------------------------------------------------------------
Conrail Inc.                               3,254
-------------------------------------------------------------------------
Conrail Inc.                              96,746
-------------------------------------------------------------------------
General Mtrs Corp.                        10,057
-------------------------------------------------------------------------
General Mtrs Corp.                       298,943
-------------------------------------------------------------------------
Ipalco Enterprises Inc. **                 1,104
-------------------------------------------------------------------------
Ipalco Enterprises Inc. **                32,800
-------------------------------------------------------------------------
Harrah's Entmt Inc.                        7,355
-------------------------------------------------------------------------
Harrah's Entmt Inc.                      219,545
-------------------------------------------------------------------------
Office Depot Inc.                         53,463
-------------------------------------------------------------------------
Office Depot Inc.                      1,728,437
-------------------------------------------------------------------------
Lone Star Inds. Inc.                         431
-------------------------------------------------------------------------
Lone Star Inds. Inc.                      13,069
-------------------------------------------------------------------------
Laboratory Corp. Amer. Hldgs             253,351
-------------------------------------------------------------------------
Laboratory Corp. Amer. Hldgs             765,557
-------------------------------------------------------------------------
McKesson Corp. ***                        34,659
-------------------------------------------------------------------------
McKesson Corp. ***                     1,917,782
-------------------------------------------------------------------------
Portland General Corp.                     1,482
-------------------------------------------------------------------------
Portland General Corp.                    45,518
-------------------------------------------------------------------------
Staples Inc.                                  85
-------------------------------------------------------------------------
Staples Inc.                               2,515
-------------------------------------------------------------------------
Southdown Inc.                             2,810
-------------------------------------------------------------------------
Southdown Inc.                            82,590
-------------------------------------------------------------------------
Toy Biz Inc.                               3,774
-------------------------------------------------------------------------
Toy Biz Inc.                             112,426
-------------------------------------------------------------------------
UST Inc.                                  57,390
-------------------------------------------------------------------------
UST Inc.                               1,692,610
-------------------------------------------------------------------------
Walters Industries Inc.                  778,980
-------------------------------------------------------------------------
Wells Fargo & Co ****                     23,392
-------------------------------------------------------------------------
Wells Fargo & Co ****                    933,545
-------------------------------------------------------------------------
* Short position in this security
-------------------------------------------------------------------------
** Short position in this security
-------------------------------------------------------------------------
*** Short position in this security
-------------------------------------------------------------------------
**** Short position in this security
-------------------------------------------------------------------------

(Confidential portion has been omitted and filed separately.)
-------------------------------------------------------------------------

Grand Total
-------------------------------------------------------------------------